Basic and Diluted Net Loss (Income) Per Share - Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Options [Member]
Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted [Line Items]
Diluted weighted average number of shares outstanding	510,428,400	97,228,400	98,491,200
Restricted Share Units [Member]
Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted [Line Items]
Diluted weighted average number of shares outstanding	1,369,284,729	424,732,329	214,729,600
Warrants [Member]
Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted [Line Items]
Diluted weighted average number of shares outstanding	3,069,812,444	2,231,316,096	1,100,500,800
Preferred Shares [Member]
Schedule of Diluted Weighted Average Number of Shares Outstanding Because they are Anti – Diluted [Line Items]
Diluted weighted average number of shares outstanding	1,456,000,000	1,456,000,000